REVENUE (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenues	₺ 16,069,394	₺ 15,046,238	₺ 15,171,834
Sales of goods
Revenue
Revenues	12,584,303	12,192,784	12,626,610
Marketplace revenues
Revenue
Revenues	1,702,271	1,208,854	1,428,141
Other
Revenue
Revenues	295,731	159,487	59,025
Delivery service revenues
Revenue
Revenues	₺ 1,487,089	₺ 1,485,113	₺ 1,058,058